SHAREHOLDERS' EQUITY (Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding at the beginning of the year	496,298
Granted	202,500
Exercised	(25,682)
Forfeited	(32,027)
Outstanding at end of year	641,089	496,298
Exercisable options at end of year	296,607
Vested and expected-to-vest at end of year	573,884
Weighted-average exercise price
Outstanding at the beginning of the year	$ 2.19
Granted	4.45
Exercised	1.40
Forfeited	5.63
Outstanding at end of year	2.76	$ 2.19
Exercisable options at end of year	2.28
Vested and expected-to-vest at end of year	$ 2.67
Weighted-average remaining conractual term (in years)
Weighted- average remaining contractual term	4 years 2 months 12 days	4 years 4 months 10 days
Exercisable options at end of year	3 years 1 month 6 days
Vested and expected-to-vest at end of year	4 years 18 days
Aggregate intrinsic value, beginning of the year	$ 741
Aggregate intrinsic value, Outstanding at end of year	718	$ 741
Exercisable options at end of year, Aggregate intrinsic value	437
Vested and expected-to-vest at end of year, Aggregate intrinsic value	685
Total intrinsic value of stock options exercised	$ 73	$ 3
Weighted-average estimated grant date fair value	$ 2.38	$ 2.17	$ 0.72